Loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Disclosure of allowance for credit losses
Allowance for credit losses

	For the three months ended
	July 31, 2021					July 31, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$495	$(40)	$(6)	$–	$449	$484	$62	$(7)	$(8)	$531
Personal	1,275	(33)	(57)	(2)	1,183	1,258	166	(111)	(12)	1,301
Credit cards	1,135	(94)	(80)	1	962	1,121	238	(111)	(1)	1,247
Small business	189	(1)	(5)	(2)	181	107	13	(7)	(4)	109
Wholesale	2,311	(273)	(16)	3	2,025	2,790	200	(151)	(66)	2,773
Customers’ liability under acceptances	120	(51)	–	(2)	67	105	(1)	–	–	104
	$5,525	$(492)	$(164)	$(2)	$4,867	$5,865	$678	$(387)	$(91)	$6,065
Presented as:
Allowance for loan losses	$5,146				$4,588	$5,230				$5,509
Other liabilities – Provisions	227				203	529				445
Customers’ liability under acceptances	120				67	105				104
Other components of equity	32				9	1				7

	For the nine months ended
	July 31, 2021					July 31, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$518	$(23)	$(20)	$(26)	$449	$402	$181	$(23)	$(29)	$531
Personal	1,309	78	(195)	(9)	1,183	935	724	(341)	(17)	1,301
Credit cards	1,246	(52)	(230)	(2)	962	832	808	(392)	(1)	1,247
Small business	140	8	(15)	48	181	61	77	(24)	(5)	109
Wholesale	2,795	(427)	(138)	(205)	2,025	1,165	1,962	(259)	(95)	2,773
Customers’ liability under acceptances	107	(38)	–	(2)	67	24	81	–	(1)	104
	$6,115	$(454)	$(598)	$(196)	$4,867	$3,419	$3,833	$(1,039)	$(148)	$6,065
Presented as:
Allowance for loan losses	$5,639				$4,588	$3,100				$5,509
Other liabilities – Provisions	363				203	295				445
Customers’ liability under acceptances	107				67	24				104
Other components of equity	6				9	–				7

Summary of allowance for credit losses by stage, for each major product category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2021				July 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$192	$148	$155	$495	$114	$223	$147	$484
Provision for credit losses
Model changes	(6)	(5)	–	(11)	–	–	–	–
Transfers to stage 1	41	(36)	(5)	–	56	(50)	(6)	–
Transfers to stage 2	(2)	3	(1)	–	(5)	8	(3)	–
Transfers to stage 3	(1)	(11)	12	–	–	(11)	11	–
Originations	31	–	–	31	24	–	–	24
Maturities	(7)	(3)	–	(10)	(4)	(4)	–	(8)
Changes in risk, parameters and exposures	(64)	9	5	(50)	(26)	61	11	46
Write-offs	–	–	(9)	(9)	–	–	(9)	(9)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	2	2	(4)	–	(2)	(4)	(2)	(8)
Balance at end of period	$186	$107	$156	$449	$157	$223	$151	$531

Personal
Balance at beginning of period	$491	$680	$104	$1,275	$343	$757	$158	$1,258
Provision for credit losses
Model changes	(1)	–	–	(1)	–	–	–	–
Transfers to stage 1	204	(202)	(2)	–	110	(109)	(1)	–
Transfers to stage 2	(19)	19	–	–	(25)	25	–	–
Transfers to stage 3	(1)	(13)	14	–	–	(16)	16	–
Originations	35	–	–	35	27	–	–	27
Maturities	(22)	(34)	–	(56)	(12)	(26)	–	(38)
Changes in risk, parameters and exposures	(195)	151	33	(11)	(43)	146	74	177
Write-offs	–	–	(95)	(95)	–	–	(141)	(141)
Recoveries	–	–	38	38	–	–	30	30
Exchange rate and other	–	–	(2)	(2)	1	(1)	(12)	(12)
Balance at end of period	$492	$601	$90	$1,183	$401	$776	$124	$1,301

Credit cards
Balance at beginning of period	$326	$809	$–	$1,135	$246	$875	$–	$1,121
Provision for credit losses
Transfers to stage 1	197	(197)	–	–	84	(84)	–	–
Transfers to stage 2	(22)	22	–	–	(23)	23	–	–
Transfers to stage 3	(1)	(94)	95	–	(1)	(101)	102	–
Originations	1	–	–	1	1	–	–	1
Maturities	(1)	(9)	–	(10)	(2)	(8)	–	(10)
Changes in risk, parameters and exposures	(220)	151	(16)	(85)	26	212	9	247
Write-offs	–	–	(123)	(123)	–	–	(143)	(143)
Recoveries	–	–	43	43	–	–	32	32
Exchange rate and other	(1)	1	1	1	(1)	–	–	(1)
Balance at end of period	$279	$683	$–	$962	$330	$917	$–	$1,247

Small business
Balance at beginning of period	$81	$71	$37	$189	$56	$21	$30	$107
Provision for credit losses
Model changes	3	1	–	4	–	–	–	–
Transfers to stage 1	10	(10)	–	–	5	(5)	–	–
Transfers to stage 2	(1)	1	–	–	(2)	2	–	–
Transfers to stage 3	–	(1)	1	–	(1)	–	1	–
Originations	11	–	–	11	4	–	–	4
Maturities	(5)	(11)	–	(16)	(2)	(3)	–	(5)
Changes in risk, parameters and exposures	(8)	5	3	–	(6)	7	13	14
Write-offs	–	–	(7)	(7)	–	–	(9)	(9)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	–	–	(2)	(2)	(1)	(1)	(2)	(4)
Balance at end of period	$91	$56	$34	$181	$53	$21	$35	$109

Wholesale
Balance at beginning of period	$764	$1,024	$523	$2,311	$1,246	$807	$737	$2,790
Provision for credit losses
Model changes	1	24	–	25	–	–	–	–
Transfers to stage 1	194	(193)	(1)	–	6	(5)	(1)	–
Transfers to stage 2	(20)	21	(1)	–	(111)	112	(1)	–
Transfers to stage 3	(2)	(17)	19	–	(11)	(47)	58	–
Originations	129	–	–	129	206	–	–	206
Maturities	(116)	(129)	–	(245)	(233)	(100)	–	(333)
Changes in risk, parameters and exposures	(346)	174	(10)	(182)	(38)	250	115	327
Write-offs	–	–	(34)	(34)	–	–	(163)	(163)
Recoveries	–	–	18	18	–	–	12	12
Exchange rate and other	6	9	(12)	3	(19)	(13)	(34)	(66)
Balance at end of period	$610	$913	$502	$2,025	$1,046	$1,004	$723	$2,773

	For the nine months ended
	July 31, 2021				July 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$206	$160	$152	$518	$146	$77	$179	$402
Provision for credit losses
Model changes	(6)	(5)	–	(11)	–	–	–	–
Transfers to stage 1	161	(146)	(15)	–	116	(89)	(27)	–
Transfers to stage 2	(12)	15	(3)	–	(31)	37	(6)	–
Transfers to stage 3	(2)	(38)	40	–	(2)	(26)	28	–
Originations	84	–	–	84	51	–	–	51
Maturities	(23)	(21)	–	(44)	(11)	(11)	–	(22)
Changes in risk, parameters and exposures	(220)	150	18	(52)	(110)	249	13	152
Write-offs	–	–	(28)	(28)	–	–	(31)	(31)
Recoveries	–	–	8	8	–	–	8	8
Exchange rate and other	(2)	(8)	(16)	(26)	(2)	(14)	(13)	(29)
Balance at end of period	$186	$107	$156	$449	$157	$223	$151	$531

Personal
Balance at beginning of period	$480	$733	$96	$1,309	$272	$520	$143	$935
Provision for credit losses
Model changes	(1)	–	–	(1)	–	–	–	–
Transfers to stage 1	546	(542)	(4)	–	339	(335)	(4)	–
Transfers to stage 2	(71)	71	–	–	(81)	82	(1)	–
Transfers to stage 3	(2)	(45)	47	–	(2)	(55)	57	–
Originations	96	–	–	96	80	–	–	80
Maturities	(69)	(103)	–	(172)	(35)	(73)	–	(108)
Changes in risk, parameters and exposures	(485)	489	151	155	(174)	639	287	752
Write-offs	–	–	(301)	(301)	–	–	(438)	(438)
Recoveries	–	–	106	106	–	–	97	97
Exchange rate and other	(2)	(2)	(5)	(9)	2	(2)	(17)	(17)
Balance at end of period	$492	$601	$90	$1,183	$401	$776	$124	$1,301

Credit cards
Balance at beginning of period	$364	$882	$–	$1,246	$173	$659	$–	$832
Provision for credit losses
Transfers to stage 1	575	(575)	–	–	319	(319)	–	–
Transfers to stage 2	(80)	80	–	–	(70)	70	–	–
Transfers to stage 3	(3)	(230)	233	–	(2)	(283)	285	–
Originations	4	–	–	4	6	–	–	6
Maturities	(5)	(24)	–	(29)	(7)	(22)	–	(29)
Changes in risk, parameters and exposures	(574)	550	(3)	(27)	(88)	812	107	831
Write-offs	–	–	(350)	(350)	–	–	(490)	(490)
Recoveries	–	–	120	120	–	–	98	98
Exchange rate and other	(2)	–	–	(2)	(1)	–	–	(1)
Balance at end of period	$279	$683	$–	$962	$330	$917	$–	$1,247

Small business
Balance at beginning of period	$78	$29	$33	$140	$29	$10	$22	$61
Provision for credit losses
Model changes	3	1	–	4	–	–	–	–
Transfers to stage 1	49	(49)	–	–	10	(10)	–	–
Transfers to stage 2	(7)	7	–	–	(5)	5	–	–
Transfers t o stage 3	–	(2)	2	–	(1)	(1)	2	–
Originations	28	–	–	28	12	–	–	12
Maturities	(16)	(17)	–	(33)	(5)	(4)	–	(9)
Changes in risk, parameters and exposures	(67)	57	19	9	14	22	38	74
Write-offs	–	–	(21)	(21)	–	–	(29)	(29)
Recoveries	–	–	6	6	–	–	5	5
Exchange rate and other	23	30	(5)	48	(1)	(1)	(3)	(5)
Balance at end of period	$91	$56	$34	$181	$53	$21	$35	$109

Wholesale
Balance at beginning of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165
Provision for credit losses
Model changes	1	24	–	25	–	–	–	–
Transfers to stage 1	449	(445)	(4)	–	72	(69)	(3)	–
Transfers to stage 2	(107)	134	(27)	–	(156)	158	(2)	–
Transfers to stage 3	(4)	(54)	58	–	(13)	(92)	105	–
Originations	489	–	–	489	685	–	–	685
Maturities	(414)	(403)	–	(817)	(310)	(195)	–	(505)
Changes in risk, parameters and exposures	(747)	594	29	(124)	500	812	470	1,782
Write-offs	–	–	(183)	(183)	–	–	(299)	(299)
Recoveries	–	–	45	45	–	–	40	40
Exchange rate and other	(52)	(69)	(84)	(205)	(13)	(6)	(76)	(95)
Balance at end of period	$610	$913	$502	$2,025	$1,046	$1,004	$723	$2,773

Credit risk exposure by internal risk rating	The following table presents the gross carrying amount of loans measured at amortized cost, and the full
contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and
Retail
facilities in
the
Credit
risk section of our
2020
Annual Report.

	As at
	July 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$302,488	$1,232	$–	$303,720	$270,396	$2,848	$–	$273,244
Medium risk	14,338	2,111	–	16,449	15,230	3,307	–	18,537
High risk	3,743	678	–	4,421	4,346	1,467	–	5,813
Not rated (1)	44,326	871	–	45,197	43,176	936	–	44,112
Impaired	–	–	671	671	–	–	638	638
	364,895	4,892	671	370,458	333,148	8,558	638	342,344
Items not subject to impairment (2)				252				253
Total				$370,710				$342,597

Loans outstanding – Personal
Low risk	$71,270	$631	$–	$71,901	$71,245	$1,084	$–	$72,329
Medium risk	4,445	5,017	–	9,462	3,974	5,415	–	9,389
High risk	736	1,007	–	1,743	817	1,416	–	2,233
Not rated (1)	8,760	107	–	8,867	7,704	144	–	7,848
Impaired	–	–	211	211	–	–	212	212
Total	$85,211	$6,762	$211	$92,184	$83,740	$8,059	$212	$92,011

Loans outstanding – Credit cards
Low risk	$12,438	$23	$–	$12,461	$11,824	$63	$–	$11,887
Medium risk	1,537	1,802	–	3,339	1,596	2,360	–	3,956
High risk	137	893	–	1,030	132	1,105	–	1,237
Not rated (1)	480	43	–	523	490	56	–	546
Total	$14,592	$2,761	$–	$17,353	$14,042	$3,584	$–	$17,626

Loans outstanding – Small business (3)
Low risk	$8,160	$313	$–	$8,473	$2,034	$172	$–	$2,206
Medium risk	1,603	964	–	2,567	1,976	1,143	–	3,119
High risk	281	211	–	492	126	192	–	318
Not rated (1)	4	–	–	4	9	–	–	9
Impaired	–	–	107	107	–	–	90	90
Total	$10,048	$1,488	$107	$11,643	4,145	$1,507	$90	$5,742

Undrawn loan commitments – Retail
Low risk	$228,038	$465	$–	$228,503	$214,176	$887	$–	$215,063
Medium risk	9,618	119	–	9,737	10,402	291	–	10,693
High risk	1,198	103	–	1,301	1,141	129	–	1,270
Not rated (1)	4,814	97	–	4,911	5,238	117	–	5,355
Total	$243,668	$784	$–	$244,452	$230,957	$1,424	$–	$232,381

Wholesale – Loans outstanding (3)
Investment grade	$56,483	$189	$–	$56,672	$50,998	$328	$–	$51,326
Non-investment grade	116,165	16,664	–	132,829	112,434	26,575	–	139,009
Not rated (1)	8,606	427	–	9,033	7,093	432	–	7,525
Impaired	–	–	1,572	1,572	–	–	2,235	2,235
	181,254	17,280	1,572	200,106	170,525	27,335	2,235	200,095
Items not subject to impairment (2)				10,633				8,560
Total				$210,739				$208,655

Undrawn loan commitments – Whol e sale
Investment grade	$244,033	$70	$–	$244,103	$242,244	$1,022	$–	$243,266
Non-investment grade	112,979	11,182	–	124,161	92,262	21,581	–	113,843
Not rated (1)	3,341	2	–	3,343	3,918	–	–	3,918
Total	$360,353	$11,254	$–	$371,607	$338,424	$22,603	$–	$361,027
(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL .
(3)	Commencing Q2 2021, certain loans are now classified as Retail – Small business and were previously classified as Wholesale, reflecting an alignment with capital measurement and reporting.

Disclosure of loans past due but not impaired
Loans past due but not impaired
(1), (2)

	As at
	July 31, 2021			October 31, 2020
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total

Retail	$1,033	$130	$1,163	$1,013	$129	$1,142
Wholesale	619	2	621	574	13	587
	$1,652	$132	$1,784	$1,587	$142	$1,729

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations .
(2)	Loans in our payment deferral programs established to help clients manage through the challenges of the
COVID-19
pandemic have been
re-aged
to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging
from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.